Business Division Information and Geographical Segments (Details 3) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities	$ 12,264,650	$ 9,024,962	$ 5,232,353
Europe [Member]
Liabilities	3,464,364	2,204,411
United Kingdom [Member]
Liabilities	2,845,243	1,055,653
United States [Member]
Liabilities	$ 5,955,043	$ 5,764,898